SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Significant Accounting Policies And Other Financial Data
SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA
PRINCIPLES OF CONSOLIDATION
Sempra Energy
Sempra Energy’s Consolidated Financial Statements include the accounts of Sempra Energy, a California-based Fortune 500 energy-services holding company, and its consolidated subsidiaries and variable interest entities (VIEs). Sempra Energy’s principal operating units are

▪	Sempra Utilities, which includes our San Diego Gas & Electric Company (SDG&E), Southern California Gas Company (SoCalGas) and Sempra South American Utilities reportable segments; and

▪	Sempra Infrastructure, which includes our Sempra Mexico, Sempra Renewables and Sempra LNG & Midstream reportable segments.
Prior to December 31, 2016, our reportable segments were grouped under the following operating units:

▪	California Utilities (which included the SDG&E and SoCalGas segments)

▪	Sempra International (which included the Sempra South American Utilities and Sempra Mexico segments)

▪	Sempra U.S. Gas & Power (which included the Sempra Renewables and Sempra Natural Gas segments)
The grouping of our segments within our operating units as of December 31, 2016 reflects a realignment of management oversight of our operations. As part of this realignment, we changed the name of our “Sempra Natural Gas” segment to “Sempra LNG & Midstream.” This name change and the realignment of our segments within our new operating units had no impact on our historical financial position, results of operations, cash flows or segment results previously reported.
We provide descriptions of each of our segments in Note 16.
We refer to SDG&E and SoCalGas collectively as the California Utilities, which do not include our South American utilities or the utilities in our Sempra Infrastructure operating unit. Sempra Global is the holding company for most of our subsidiaries that are not subject to California utility regulation. All references in these Notes to “Sempra Utilities,” “Sempra Infrastructure” and their respective reportable segments are not intended to refer to any legal entity with the same or similar name.
Our Sempra Mexico segment includes the operating companies of our subsidiary, Infraestructura Energética Nova, S.A.B. de C.V. (IEnova), as well as certain holding companies and risk management activity. IEnova is a separate legal entity comprised of Sempra Energy’s operations in Mexico. IEnova is included within our Sempra Mexico reportable segment, but is not the same in its entirety as the reportable segment. IEnova’s financial results are reported in Mexico under International Financial Reporting Standards, as required by the Mexican Stock Exchange (La Bolsa Mexicana de Valores, S.A.B. de C.V., or BMV) where the shares are traded under the symbol IENOVA.
Sempra Energy uses the equity method to account for investments in affiliated companies over which we have the ability to exercise significant influence, but not control. We discuss our investments in unconsolidated entities in Notes 3, 4 and 10.
SDG&E
SDG&E’s Consolidated Financial Statements include its accounts and the accounts of a VIE of which SDG&E is the primary beneficiary, as we discuss below in “Variable Interest Entities.” SDG&E’s common stock is wholly owned by Enova Corporation, which is a wholly owned subsidiary of Sempra Energy.
SoCalGas
SoCalGas’ common stock is wholly owned by Pacific Enterprises, which is a wholly owned subsidiary of Sempra Energy.
BASIS OF PRESENTATION
This is a combined report of Sempra Energy, SDG&E and SoCalGas. We provide separate information for SDG&E and SoCalGas as required. References in this report to “we,” “our” and “Sempra Energy Consolidated” are to Sempra Energy and its consolidated entities, unless otherwise indicated by the context. We have eliminated intercompany accounts and transactions within the consolidated financial statements of each reporting entity.
Throughout this report, we refer to the following as Consolidated Financial Statements and Notes to Consolidated Financial Statements when discussed together or collectively:

▪	the Consolidated Financial Statements and related Notes of Sempra Energy and its subsidiaries and VIEs,

▪	the Consolidated Financial Statements and related Notes of SDG&E and its VIE, and

▪	the Financial Statements and related Notes of SoCalGas.
Regulated Operations
The California Utilities and Sempra Mexico’s natural gas distribution utility, Ecogas México, S. de R.L. de C.V. (Ecogas), prepare their financial statements in accordance with the provisions of accounting principles generally accepted in the United States of America (U.S. GAAP) governing rate-regulated operations, as we discuss below in “Effects of Regulation.”
Sempra South American Utilities has controlling interests in two electric distribution utilities in South America, Chilquinta Energía S.A. (Chilquinta Energía) in Chile and Luz del Sur S.A.A. (Luz del Sur) in Peru, and their subsidiaries. Revenues are based on tariffs that are set by government agencies in their respective countries based on an efficient model distribution company defined by those agencies. Because the tariffs are based on a model and are intended to cover the costs of the model company, but are not based on the costs of the specific utility and may not result in full cost recovery, these utilities do not meet the requirements necessary for, and therefore do not apply, regulatory accounting treatment under U.S. GAAP.
Certain business activities at IEnova are regulated by the Comisión Reguladora de Energía (or CRE, the Energy Regulatory Commission) and meet the regulatory accounting requirements of U.S. GAAP. Pipeline projects currently under construction by IEnova that meet the regulatory accounting requirements of U.S. GAAP record the impact of allowance for funds used during construction (AFUDC) related to equity. We discuss AFUDC below in “Property, Plant and Equipment.”
Sempra LNG & Midstream owned Mobile Gas Service Corporation (Mobile Gas) in southwest Alabama and Willmut Gas Company (Willmut Gas) in Mississippi until they were sold in September 2016, as we discuss in Note 3. Mobile Gas and Willmut Gas also prepared their financial statements in accordance with the provisions of U.S. GAAP governing rate-regulated operations. We discuss revenue recognition at our utilities in “Revenues” below.
Use of Estimates in the Preparation of the Financial Statements
We have prepared our Consolidated Financial Statements in conformity with U.S. GAAP. This requires us to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes, including the disclosure of contingent assets and liabilities at the date of the financial statements. Although we believe the estimates and assumptions are reasonable, actual amounts ultimately may differ significantly from those estimates.
Subsequent Events
We evaluated events and transactions that occurred after December 31, 2016 through the date the financial statements were issued, and in the opinion of management, the accompanying statements reflect all adjustments and disclosures necessary for a fair presentation.
EFFECTS OF REGULATION
The accounting policies of the California Utilities conform with U.S. GAAP for rate-regulated enterprises and reflect the policies of the California Public Utilities Commission (CPUC) and the Federal Energy Regulatory Commission (FERC).
The California Utilities prepare their financial statements in accordance with U.S. GAAP provisions governing rate-regulated operations. Under these provisions, a regulated utility records regulatory assets, which are generally costs that would otherwise be charged to expense, if it is probable that, through the ratemaking process, the utility will recover those assets from customers. To the extent that recovery is no longer probable, the related regulatory assets are written off. Regulatory liabilities generally represent amounts collected from customers in advance of the actual expenditure by the utility. If the actual expenditures are less than amounts previously collected from ratepayers, the excess would be refunded to customers, generally by reducing future rates. Regulatory liabilities may also arise from other transactions such as unrealized gains on fixed price contracts and other derivatives or certain deferred income tax benefits that are passed through to customers in future rates. In addition, the California Utilities record regulatory liabilities when the CPUC or the FERC requires a refund to be made to customers or has required that a gain or other transaction of net allowable costs be given to customers over future periods.
Determining probability of recovery requires significant judgment by management and may include, but is not limited to, consideration of:

▪	the nature of the event giving rise to the assessment;

▪	existing statutes and regulatory code;

▪	legal precedents;

▪	regulatory principles and analogous regulatory actions;

▪	testimony presented in regulatory hearings;

▪	proposed regulatory decisions;

▪	final regulatory orders;

▪	a commission-authorized mechanism established for the accumulation of costs;

▪	status of applications for rehearings or state court appeals;

▪	specific approval from a commission; and

▪	historical experience.
Ecogas also applies U.S. GAAP for rate-regulated utilities to its operations, including the same evaluation of probability of recovery of regulatory assets described above.
We provide information concerning regulatory assets and liabilities in Notes 13 and 14.
FAIR VALUE MEASUREMENTS
We measure certain assets and liabilities at fair value on a recurring basis, primarily nuclear decommissioning and benefit plan trust assets and derivatives. We also measure certain assets at fair value on a non-recurring basis in certain circumstances. These assets can include goodwill, intangible assets, equity method investments and other long-lived assets.
“Fair value” is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).
A fair value measurement reflects the assumptions market participants would use in pricing an asset or liability based on the best available information. These assumptions include the risk inherent in a particular valuation technique (such as a pricing model) and the risks inherent in the inputs to the model. Also, we consider an issuer’s credit standing when measuring its liabilities at fair value.
We establish a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:
Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Our Level 1 financial instruments primarily consist of listed equities, U.S. government treasury securities, primarily in the nuclear decommissioning and benefit plan trusts, and exchange-traded derivatives.
Level 2 – Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including:

▪	quoted forward prices for commodities

▪	time value

▪	current market and contractual prices for the underlying instruments

▪	volatility factors

▪	other relevant economic measures
Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Our financial instruments in this category include domestic corporate bonds, municipal bonds and other foreign bonds, primarily in the Nuclear Decommissioning Trusts and in our pension and postretirement benefit plans, and non-exchange-traded derivatives such as interest rate instruments and over-the-counter forwards and options.
Level 3 – Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value from the perspective of a market participant. Our Level 3 financial instruments consist of congestion revenue rights (CRRs) and fixed-price electricity positions at SDG&E.
CASH AND CASH EQUIVALENTS
Cash equivalents are highly liquid investments with maturities of three months or less at the date of purchase.
RESTRICTED CASH
Restricted cash at Sempra Energy, including amounts at SDG&E discussed below, was $76 million and $47 million at December 31, 2016 and 2015, respectively. Of this, $66 million and $27 million was classified as current and $10 million and $20 million was classified as noncurrent at December 31, 2016 and 2015, respectively.
SDG&E had $12 million and $23 million of restricted cash at December 31, 2016 and 2015, respectively, which represents funds held by a trustee for a VIE (see “Variable Interest Entities – SDG&E – Otay Mesa VIE” below) to pay certain operating costs. In 2016, $11 million of restricted cash was classified as current and $1 million as noncurrent. In 2015, all restricted cash was classified as current.
Sempra Mexico had restricted cash of $52 million classified as current at December 31, 2016 and $9 million and $20 million classified as noncurrent at December 31, 2016 and 2015, respectively, primarily denominated in Mexican Pesos. These balances represent funds to pay for rights of way, license fees, permits, topographic surveys and other costs pursuant to trust and debt agreements related to pipeline projects.
Sempra Renewables had restricted cash of $3 million and $4 million classified as current at December 31, 2016 and 2015, respectively, primarily representing funds held in accordance with debt agreements at our wholly owned solar project.
COLLECTION ALLOWANCES
We record allowances for the collection of trade and other accounts and notes receivable, which include allowances for doubtful customer accounts and for other receivables. We show the changes in these allowances in the table below:

COLLECTION ALLOWANCES
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
Sempra Energy Consolidated:
Allowances for collection of receivables at January 1	$32	$34	$29
Provisions for uncollectible accounts	23	20	25
Write-offs of uncollectible accounts	(20)	(22)	(20)
Allowances for collection of receivables at December 31	$35	$32	$34
SDG&E:
Allowances for collection of receivables at January 1	$9	$7	$5
Provisions for uncollectible accounts	6	7	7
Write-offs of uncollectible accounts	(7)	(5)	(5)
Allowances for collection of receivables at December 31	$8	$9	$7
SoCalGas:
Allowances for collection of receivables at January 1	$17	$17	$12
Provisions for uncollectible accounts	14	11	15
Write-offs of uncollectible accounts	(10)	(11)	(10)
Allowances for collection of receivables at December 31	$21	$17	$17

We evaluate accounts receivable collectability using a combination of factors, including past due status based on contractual terms, trends in write-offs, the age of the receivable, counterparty creditworthiness, economic conditions and specific events, such as bankruptcies. Adjustments to the allowance for doubtful accounts are made when necessary based on the results of analysis, the aging of receivables, and historical and industry trends.
We write off accounts receivable in the period in which we deem the receivable to be uncollectible. We record recoveries of accounts receivable previously written off when it is known that they will be received.
INVENTORIES
The California Utilities value natural gas inventory using the last-in first-out (LIFO) method. As inventories are sold, differences between the LIFO valuation and the estimated replacement cost are reflected in customer rates. These differences are generally temporary, but may become permanent if the natural gas inventory withdrawn from storage during the year is not replaced by year end. At December 31, 2016, SoCalGas recognized a permanent LIFO liquidation of $33 million. The California Utilities generally value materials and supplies at the lower of average cost or net realizable value.
Sempra South American Utilities, Sempra Mexico, Sempra Renewables and Sempra LNG & Midstream value natural gas inventory and materials and supplies at the lower of average cost or net realizable value. Sempra Mexico and Sempra LNG & Midstream value liquefied natural gas (LNG) inventory using the first-in first-out method.
The components of inventories by segment are as follows:

INVENTORY BALANCES AT DECEMBER 31
(Dollars in millions)
	Natural gas		LNG		Materials and supplies		Total
	2016	2015	2016	2015	2016	2015	2016	2015
SDG&E	$2	$6	$—	$—	$78	$69	$80	$75
SoCalGas(1)	11	49	—	—	47	30	58	79
Sempra South American Utilities	—	—	—	—	27	30	27	30
Sempra Mexico	—	—	6	3	1	10	7	13
Sempra Renewables	—	—	—	—	4	3	4	3
Sempra LNG & Midstream	79	94	3	3	—	1	82	98
Sempra Energy Consolidated	$92	$149	$9	$6	$157	$143	$258	$298

(1)	At December 31, 2016 and 2015, SoCalGas’ natural gas inventory for core customers is net of an inventory loss related to the Aliso Canyon natural gas leak, which we discuss in Note 15.
INCOME TAXES
Income tax expense includes current and deferred income taxes from operations during the year. We record deferred income taxes for temporary differences between the book and the tax basis of assets and liabilities. Investment tax credits from prior years are amortized to income by the California Utilities over the estimated service lives of the properties as required by the CPUC. At our other businesses, we reduce the book basis of the related asset by the amount of investment tax credit earned. At Sempra Renewables, production tax credits are recognized in income tax expense as earned.
Under the regulatory accounting treatment required for flow-through temporary differences, as discussed in Note 6, the California Utilities and Sempra Mexico recognize

▪	regulatory assets to offset deferred tax liabilities if it is probable that the amounts will be recovered from customers; and

▪	regulatory liabilities to offset deferred tax assets if it is probable that the amounts will be returned to customers.
We currently do not record deferred income taxes for basis differences between financial statement and income tax investment amounts in non-U.S. subsidiaries and non-U.S. joint ventures because the related cumulative undistributed earnings are indefinitely reinvested.
When there are uncertainties related to potential income tax benefits, in order to qualify for recognition, the position we take has to have at least a “more likely than not” chance of being sustained (based on the position’s technical merits) upon challenge by the respective authorities. The term “more likely than not” means a likelihood of more than 50 percent. Otherwise, we may not recognize any of the potential tax benefit associated with the position. We recognize a benefit for a tax position that meets the “more likely than not” criterion at the largest amount of tax benefit that is greater than 50 percent likely of being realized upon its effective resolution.
Unrecognized tax benefits involve management’s judgment regarding the likelihood of the benefit being sustained. The final resolution of uncertain tax positions could result in adjustments to recorded amounts and may affect our effective tax rate.
We provide additional information about income taxes in Note 6.
GREENHOUSE GAS (GHG) ALLOWANCES
The California Utilities, Sempra Mexico and Sempra LNG & Midstream are required by California Assembly Bill 32 to acquire GHG allowances for every metric ton of carbon dioxide equivalent emitted into the atmosphere during electric generation and natural gas transportation. At the California Utilities, many GHG allowances are allocated to us at no cost on behalf of our customers. We record purchased and allocated GHG allowances at the lower of weighted average cost or market, and include them in Other Current Assets and in Sundry on the Consolidated Balance Sheets based on the dates on which they are required to be surrendered. We measure the compliance obligation, which is based on emissions, at the carrying value of allowances held plus the fair value of additional allowances necessary to satisfy the obligation. The California Utilities balance costs and revenues associated with the GHG program through regulatory balancing accounts on the Consolidated Balance Sheets. Sempra Mexico and Sempra LNG & Midstream record the cost of GHG obligations in cost of sales. We include the obligation in Other Current Liabilities and Deferred Credits and Other on the Consolidated Balance Sheets based on the dates on which the allowances will be surrendered. We remove the assets and liabilities from the balance sheets as the allowances are surrendered.
GHG allowances and obligations on our Consolidated Balance Sheets are as follows:

GHG ALLOWANCES AND OBLIGATIONS AT DECEMBER 31
(Dollars in millions)
	Sempra Energy Consolidated		SDG&E		SoCalGas
	2016	2015	2016	2015	2016	2015
Assets:
Current	$40	$42	$16	$17	$24	$19
Noncurrent	295	201	182	141	109	43
Total assets	$335	$243	$198	$158	$133	$62

Liabilities:
Current	$40	$41	$16	$17	$24	$18
Noncurrent	171	91	72	34	96	41
Total liabilities	$211	$132	$88	$51	$120	$59
RENEWABLE ENERGY CERTIFICATES (RECs)
RECs are energy rights established by governmental agencies for the environmental and social promotion of renewable electricity generation. A REC, and its associated attributes and benefits, can be sold separately from the underlying physical electricity associated with a renewable-based generation source in certain markets.
Retail sellers of electricity obtain RECs through renewable power purchase agreements, internal generation or separate purchases in the market to comply with renewable portfolio standards established by the governmental agencies. RECs provide documentation for the generation of a unit of renewable energy that is used to verify compliance with renewable portfolio standards. The cost of RECs at SDG&E is recorded in Cost of Electric Fuel and Purchased Power, which is recoverable in rates, on the Consolidated Statements of Operations.
PROPERTY, PLANT AND EQUIPMENT (PP&E)
PP&E primarily represents the buildings, equipment and other facilities used by the Sempra Utilities to provide natural gas and electric utility services, and by Sempra Infrastructure in their operations, including construction work in progress at these operating units. PP&E also includes lease improvements and other equipment at Parent and Other, as well as property acquired under a build-to-suit lease, which we discuss further in Note 15.
Our plant costs include

▪	labor

▪	materials and contract services

▪	expenditures for replacement parts incurred during a major maintenance outage of a generating plant
In addition, the cost of utility plant at our rate-regulated businesses and non-utility regulated projects that meet the regulatory accounting requirements of U.S. GAAP at Sempra Mexico and Sempra LNG & Midstream includes AFUDC. We discuss AFUDC below. The cost of non-utility plant includes capitalized interest.
Maintenance costs are expensed as incurred. The cost of most retired depreciable utility plant assets less salvage value is charged to accumulated depreciation.
We discuss collateralized assets as security for loans in Note 5.

PROPERTY, PLANT AND EQUIPMENT BY MAJOR FUNCTIONAL CATEGORY
(Dollars in millions)
	Property, plant and equipment at December 31,		Depreciation rates for years ended December 31,
	2016	2015	2016	2015	2014
SDG&E:
Natural gas operations	$1,897	$1,642	2.40%	2.52%	2.72%
Electric distribution	6,497	6,151	3.86	3.79	3.79
Electric transmission(1)	5,152	4,870	2.66	2.62	2.59
Electric generation(2)	1,932	1,891	4.00	3.89	3.86
Other electric(3)	1,059	981	5.66	5.73	7.09
Construction work in progress(1)	1,307	923	NA	NA	NA
Total SDG&E	17,844	16,458
SoCalGas:
Natural gas operations(4)	14,428	13,241	3.64	3.83	3.89
Other non-utility	34	110	6.55	3.95	2.88
Construction work in progress	882	820	NA	NA	NA
Total SoCalGas	15,344	14,171

			Estimated		Weighted average
Other operating units and parent(5):			useful lives		useful life
Land and land rights	381	289	20 to 55 years(7)		33
Machinery and equipment:
Utility electric distribution operations	1,519	1,362	12 to 60 years		52
Generating plants	1,874	782	3 to 100 years		32
LNG terminals	1,129	1,124	5 to 43 years		43
Pipelines and storage	3,242	2,311	3 to 55 years		43
Other	235	233	1 to 50 years		12
Construction work in progress	1,488	1,022	NA		NA
Other(6)	568	448	1 to 80 years		32
	10,436	7,571
Total Sempra Energy Consolidated	$43,624	$38,200

(1)
At December 31, 2016, includes $388 million in electric transmission assets and $46 million in construction work in progress related to SDG&E’s 91-percent interest in the Southwest Powerlink (SWPL) transmission line, jointly owned by SDG&E with other utilities. SDG&E, and each of the other owners, holds its undivided interest as a tenant in common in the property. Each owner is responsible for its share of the project and participates in decisions concerning operations and capital expenditures.

(2)	Includes capital lease assets of $258 million at both December 31, 2016 and 2015, primarily related to variable interest entities of which SDG&E is not the primary beneficiary.

(3)	Includes capital lease assets of $21 million and $20 million at December 31, 2016 and 2015, respectively.

(4)	Includes capital lease assets of $32 million and $30 million at December 31, 2016 and 2015, respectively.

(5)
Includes $128 million and $142 million at December 31, 2016 and 2015, respectively, of utility plant, primarily pipelines and other distribution assets, at Ecogas. Includes $204 million and $28 million at December 31, 2015 of utility plant, primarily pipelines and other distribution assets, at Mobile Gas and Willmut Gas, respectively.

(6)	Includes capital lease assets of $136 million at both December 31, 2016 and 2015, related to a build-to-suit lease.

(7)	Estimated useful lives are for land rights.

Depreciation expense is computed using the straight-line method over the asset’s estimated original composite useful life, the CPUC-prescribed period for the California Utilities, or the remaining term of the site leases, whichever is shortest.
Depreciation expense on our Consolidated Statements of Operations is as follows:

DEPRECIATION EXPENSE
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
Sempra Energy Consolidated	$1,236	$1,178	$1,126
SDG&E	583	544	512
SoCalGas	474	459	429

Accumulated depreciation on our Consolidated Balance Sheets is as follows:

ACCUMULATED DEPRECIATION
(Dollars in millions)
	December 31,
	2016	2015
SDG&E:
Accumulated depreciation:
Electric(1)	$3,873	$3,512
Natural gas	721	690
Total SDG&E	4,594	4,202
SoCalGas:
Accumulated depreciation of natural gas utility plant in service(2)	5,079	4,810
Accumulated depreciation – other non-utility	13	90
Total SoCalGas	5,092	4,900
Other operating units and parent and other:
Accumulated depreciation – other(3)	755	860
Accumulated depreciation of utility electric distribution operations	252	199
	1,007	1,059
Total Sempra Energy Consolidated	$10,693	$10,161

(1)
Includes accumulated depreciation for assets under capital lease of $39 million and $34 million at December 31, 2016 and 2015, respectively. Includes $229 million at December 31, 2016 related to SDG&E’s 91-percent interest in the SWPL transmission line, jointly owned by SDG&E and other utilities.

(2)	Includes accumulated depreciation for assets under capital lease of $31 million and $29 million at December 31, 2016 and 2015, respectively.

(3)
Includes $33 million and $36 million at December 31, 2016 and 2015, respectively, of accumulated depreciation for utility plant at Ecogas. Includes $35 million and $3 million at December 31, 2015 of accumulated depreciation for utility plant at Mobile Gas and Willmut Gas, respectively.

The California Utilities finance their construction projects with debt and equity funds. The CPUC and the FERC allow the recovery of the cost of these funds by the capitalization of AFUDC, calculated using rates authorized by the CPUC and the FERC, as a cost component of PP&E. The California Utilities earn a return on the capitalized AFUDC after the utility property is placed in service and recover the AFUDC from their customers over the expected useful lives of the assets.
Pipeline projects currently under construction by Sempra Mexico and Sempra LNG & Midstream that are both subject to certain regulation and meet U.S. GAAP regulatory accounting requirements record the impact of AFUDC related to equity.
Sempra South American Utilities, Sempra Mexico, Sempra Renewables and Sempra LNG & Midstream capitalize interest costs incurred to finance capital projects and interest on equity method investments that have not commenced planned principal operations. The California Utilities also capitalize certain interest costs.
Interest capitalized and AFUDC are as follows:

CAPITALIZED FINANCING COSTS
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
Sempra Energy Consolidated	$236	$201	$167
SDG&E	62	51	52
SoCalGas	55	49	34
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill
Goodwill is the excess of the purchase price over the fair value of the identifiable net assets of acquired companies measured at the time of acquisition. Goodwill is not amortized, but we test it for impairment annually on October 1 or whenever events or changes in circumstances necessitate an evaluation. If the carrying value of the reporting unit, including goodwill, exceeds its fair value, and the book value of goodwill is greater than its fair value on the test date, we record a goodwill impairment loss.
For our annual goodwill impairment testing, under current U.S. GAAP guidance we have the option to first make a qualitative assessment of whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount before applying the two-step, quantitative goodwill impairment test. If we elect to perform the qualitative assessment, we evaluate relevant events and circumstances, including but not limited to, macroeconomic conditions, industry and market considerations, cost factors, changes in key personnel and the overall financial performance of the reporting unit. If, after assessing these qualitative factors, we determine that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then we perform the two-step goodwill impairment test. When we perform the two-step, quantitative goodwill impairment test, we exercise judgment to develop estimates of the fair value of the reporting unit and the corresponding goodwill. Our fair value estimates are developed from the perspective of a knowledgeable market participant. We consider observable transactions in the marketplace for similar investments, if available, as well as an income-based approach such as discounted cash flow analysis. A discounted cash flow analysis may be based directly on anticipated future revenues and expenses and may be performed based on free cash flows generated within the reporting unit. Critical assumptions that affect our estimates of fair value may include

▪	consideration of market transactions

▪	future cash flows

▪	the appropriate risk-adjusted discount rate

▪	country risk

▪	entity risk
Changes in the carrying amount of goodwill on the Sempra Energy Consolidated Balance Sheets are as follows:

GOODWILL
(Dollars in millions)
	Sempra South American Utilities	Sempra Mexico	Sempra LNG & Midstream	Total
Balance at December 31, 2014	$834	$25	$72	$931
Foreign currency translation(1)	(112)	—	—	(112)
Balance at December 31, 2015	722	25	72	819
Acquisition of businesses	—	1,590	—	1,590
Sale of business	—	—	(72)	(72)
Foreign currency translation(1)	27	—	—	27
Balance at December 31, 2016	$749	$1,615	$—	$2,364

(1)	We record the offset of this fluctuation to Other Comprehensive Income (Loss).

In 2016, Sempra Mexico recorded goodwill of $1,590 million in connection with the acquisitions of Gasoductos de Chihuahua S. de R.L. de C.V. (GdC) and Ventika, S.A.P.I. de C.V. and Ventika II, S.A.P.I. de C.V. (collectively, Ventika) wind power generation facilities. Sempra LNG & Midstream reduced goodwill by $72 million in connection with the sale of EnergySouth Inc. (EnergySouth). We discuss these acquisitions and the divestiture in Note 3.
Other Intangible Assets
Other Intangible Assets included on the Sempra Energy Consolidated Balance Sheets are as follows:

OTHER INTANGIBLE ASSETS
(Dollars in millions)
	Amortization period (years)	December 31,
		2016	2015
Development rights	50	$322	$322
Renewable energy transmission and consumption permit	20	154	—
Storage rights	46	138	138
Other	10 years to indefinite	18	17
		632	477
Less accumulated amortization:
Development rights		(53)	(47)
Storage rights		(25)	(22)
Other		(6)	(4)
		(84)	(73)
		$548	$404

Other Intangible Assets primarily represent storage and development rights related to the natural gas storage facilities of Bay Gas Storage Company, Ltd. (Bay Gas) and Mississippi Hub, LLC (Mississippi Hub), which are being amortized over their estimated useful lives as shown in the table above.
In December 2016, Sempra Mexico recorded an intangible asset of $154 million, representing a renewable energy transmission and consumption permit previously granted by the CRE that was acquired in connection with the acquisition of the Ventika wind power generation facilities, which we discuss in Note 3.
Amortization expense for intangible assets was $11 million in 2016 and $10 million in each of 2015 and 2014. We estimate the amortization expense for the next five years to be $18 million per year.
LONG-LIVED ASSETS
We test long-lived assets for recoverability whenever events or changes in circumstances have occurred that may affect the recoverability or the estimated useful lives of long-lived assets. Long-lived assets include intangible assets subject to amortization, but do not include investments in unconsolidated subsidiaries. Events or changes in circumstances that indicate that the carrying amount of a long-lived asset may not be recoverable may include

▪	significant decreases in the market price of an asset

▪	a significant adverse change in the extent or manner in which we use an asset or in its physical condition

▪	a significant adverse change in legal or regulatory factors or in the business climate that could affect the value of an asset

▪	a current period operating or cash flow loss combined with a history of operating or cash flow losses or a projection of continuing losses associated with the use of a long-lived asset

▪	a current expectation that, more likely than not, a long-lived asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life
A long-lived asset may be impaired when the estimated future undiscounted cash flows are less than the carrying amount of the asset. If that comparison indicates that the asset’s carrying value may not be recoverable, the impairment is measured based on the difference between the carrying amount and the fair value of the asset. This evaluation is performed at the lowest level for which separately identifiable cash flows exist.
VARIABLE INTEREST ENTITIES (VIE)
We consolidate a VIE if we are the primary beneficiary of the VIE. Our determination of whether we are the primary beneficiary is based upon qualitative and quantitative analyses, which assess

▪	the purpose and design of the VIE;

▪	the nature of the VIE’s risks and the risks we absorb;

▪	the power to direct activities that most significantly impact the economic performance of the VIE; and

▪	the obligation to absorb losses or right to receive benefits that could be significant to the VIE.
SDG&E
SDG&E’s power procurement is subject to reliability requirements that may require SDG&E to enter into various power purchase arrangements which include variable interests. SDG&E evaluates the respective entities to determine if variable interests exist and, based on the qualitative and quantitative analyses described above, if SDG&E, and thereby Sempra Energy, is the primary beneficiary.
Tolling Agreements
SDG&E has agreements under which it purchases power generated by facilities for which it supplies all of the natural gas to fuel the power plant (i.e., tolling agreements). SDG&E’s obligation to absorb natural gas costs may be a significant variable interest. In addition, SDG&E has the power to direct the dispatch of electricity generated by these facilities. Based upon our analysis, the ability to direct the dispatch of electricity may have the most significant impact on the economic performance of the entity owning the generating facility because of the associated exposure to the cost of natural gas, which fuels the plants, and the value of electricity produced. To the extent that SDG&E (1) is obligated to purchase and provide fuel to operate the facility, (2) has the power to direct the dispatch, and (3) purchases all of the output from the facility for a substantial portion of the facility’s useful life, SDG&E may be the primary beneficiary of the entity owning the generating facility. SDG&E determines if it is the primary beneficiary in these cases based on a qualitative approach in which we consider the operational characteristics of the facility, including its expected power generation output relative to its capacity to generate and the financial structure of the entity, among other factors. If we determine that SDG&E is the primary beneficiary, SDG&E and Sempra Energy consolidate the entity that owns the facility as a VIE.
Otay Mesa VIE
SDG&E has an agreement to purchase power generated at the Otay Mesa Energy Center (OMEC), a 605-megawatt (MW) generating facility. In addition to tolling, the agreement provides SDG&E with the option to purchase OMEC at the end of the contract term in 2019, or upon earlier termination of the purchased-power agreement, at a predetermined price subject to adjustments based on performance of the facility. If SDG&E does not exercise its option, under certain circumstances, it may be required to purchase the power plant for $280 million, which we refer to as the put option.
The facility owner, Otay Mesa Energy Center LLC (OMEC LLC), is a VIE (Otay Mesa VIE), of which SDG&E is the primary beneficiary. SDG&E has no OMEC LLC voting rights, holds no equity in OMEC LLC and does not operate OMEC. In addition to the risks absorbed under the tolling agreement, SDG&E absorbs separately through the put option a significant portion of the risk that the value of Otay Mesa VIE could decline. Accordingly, SDG&E and Sempra Energy consolidate Otay Mesa VIE. Otay Mesa VIE’s equity of $37 million at December 31, 2016 and $53 million at December 31, 2015 is included on the Consolidated Balance Sheets in Other Noncontrolling Interests for Sempra Energy and in Noncontrolling Interest for SDG&E.
OMEC LLC has a loan outstanding of $305 million at December 31, 2016, the proceeds of which were used for the construction of OMEC. The loan is with third party lenders and is collateralized by OMEC’s PP&E. SDG&E is not a party to the loan agreement and does not have any additional implicit or explicit financial responsibility to OMEC LLC. The loan fully matures in April 2019 and bears interest at rates varying with market rates. In addition, OMEC LLC has entered into interest rate swap agreements to moderate its exposure to interest rate changes. We provide additional information concerning the interest rate swaps in Note 9.
The Consolidated Financial Statements of Sempra Energy and SDG&E include the following amounts associated with Otay Mesa VIE. The amounts are net of eliminations of transactions between SDG&E and Otay Mesa VIE. The captions in the tables below correspond to SDG&E’s Consolidated Balance Sheets and Consolidated Statements of Operations.

AMOUNTS ASSOCIATED WITH OTAY MESA VIE
(Dollars in millions)
	December 31,
	2016	2015
Cash and cash equivalents	$6	$5
Restricted cash	11	23
Inventories	3	3
Other	2	—
Total current assets	22	31
Restricted cash	1	—
Property, plant and equipment, net	354	383
Total assets	$377	$414

Current portion of long-term debt	$10	$10
Fixed-price contracts and other derivatives	13	14
Other	5	5
Total current liabilities	28	29
Long-term debt	293	303
Fixed-price contracts and other derivatives	12	23
Deferred credits and other	7	6
Other noncontrolling interest	37	53
Total liabilities and equity	$377	$414

	Years ended December 31,
	2016	2015	2014
Operating expenses
Cost of electric fuel and purchased power	$(79)	$(83)	$(83)
Operation and maintenance	29	19	19
Depreciation and amortization	35	26	27
Total operating expenses	(15)	(38)	(37)
Operating income	15	38	37
Interest expense	(20)	(19)	(17)
(Loss) income before income taxes/Net (loss) income	(5)	19	20
Losses (earnings) attributable to noncontrolling interest	5	(19)	(20)
Earnings attributable to common shares	$—	$—	$—

SDG&E has determined that no contracts, other than the one relating to Otay Mesa VIE mentioned above, result in SDG&E being the primary beneficiary of a variable interest entity at December 31, 2016. In addition to the tolling agreements described above, other variable interests involve various elements of fuel and power costs, and other components of cash flow expected to be paid to or received by our counterparties. In most of these cases, the expectation of variability is not substantial, and SDG&E generally does not have the power to direct activities that most significantly impact the economic performance of the other VIEs. If our ongoing evaluation of these VIEs were to conclude that SDG&E becomes the primary beneficiary and consolidation by SDG&E becomes necessary, the effects are not expected to significantly affect the financial position, results of operations, or liquidity of SDG&E. In addition, SDG&E is not exposed to losses or gains as a result of these other VIEs, because all such variability would be recovered in rates. We provide additional information about power purchase agreements with peaker plant facilities that are VIEs of which SDG&E is not the primary beneficiary in Note 15.
Sempra Renewables
Effective December 2016, certain of Sempra Renewables’ wind and solar power generation projects are held by limited liability companies whose members are Sempra Renewables and financial institutions. The financial institutions are noncontrolling tax equity investors to which earnings, tax attributes and cash flows are allocated in accordance with the respective limited liability company agreements. These entities are VIEs and Sempra Energy is the primary beneficiary, generally due to Sempra Energy’s power to direct activities that most significantly impact the economic performance of these VIEs as the operator of the renewable energy projects.
The Consolidated Financial Statements of Sempra Energy include the following amounts associated with these entities. The captions in the tables below correspond to Sempra Energy’s Consolidated Balance Sheet.

AMOUNTS ASSOCIATED WITH TAX EQUITY ARRANGEMENTS
(Dollars in millions)
December 31, 2016
Cash and cash equivalents	$88
Accounts receivable	3
Total current assets	91
Property, plant and equipment, net	926
Total assets	1,017

Accounts payable	68
Other	7
Total current liabilities	75
Asset retirement obligations	27
Total liabilities	102

Other noncontrolling interests	468

Net assets less other noncontrolling interests	$447

As the primary beneficiary of these tax equity limited liability companies, we consolidate them; however, their results of operations for the year ended December 31, 2016 were not material to the Consolidated Statement of Operations of Sempra Energy.
Sempra LNG & Midstream
Sempra Energy’s equity method investment in Cameron LNG Holdings, LLC (Cameron LNG JV) is considered to be a VIE principally due to contractual provisions that transfer certain risks to customers. Sempra Energy is not the primary beneficiary because we do not have the power to direct the most significant activities of Cameron LNG JV. We will continue to evaluate Cameron LNG JV for any changes that may impact our determination of the primary beneficiary. The carrying value of our investment in Cameron LNG JV, including amounts recognized in Accumulated Other Comprehensive Income (Loss) (AOCI) related to interest-rate cash flow hedges at Cameron LNG JV, was $997 million at December 31, 2016 and $983 million at December 31, 2015, as we discuss in Note 4. Our maximum exposure to loss includes the carrying value of our investment and the guarantees discussed in Note 4.
Other Variable Interest Entities
Sempra Energy’s other operating units also enter into arrangements which could include variable interests. We evaluate these arrangements and applicable entities based upon the qualitative and quantitative analyses described above. Certain of these entities are service companies that are VIEs. As the primary beneficiary of these service companies, we consolidate them; however, their financial statements are not material to the financial statements of Sempra Energy. In all other cases, we have determined that these contracts are not variable interests in a VIE and therefore are not subject to the U.S. GAAP requirements concerning the consolidation of VIEs.
ASSET RETIREMENT OBLIGATIONS
For tangible long-lived assets, we record asset retirement obligations for the present value of liabilities of future costs expected to be incurred when assets are retired from service, if the retirement process is legally required and if a reasonable estimate of fair value can be made. We also record a liability if a legal obligation to perform an asset retirement exists and can be reasonably estimated, but performance is conditional upon a future event. We record the estimated retirement cost over the life of the related asset by depreciating the asset retirement cost (measured as the present value of the obligation at the time of the asset’s acquisition), and accreting the obligation until the liability is settled. Rate-regulated entities, including the California Utilities, record regulatory assets or liabilities as a result of the timing difference between the recognition of costs in accordance with U.S. GAAP and costs recovered through the rate-making process.
We have recorded asset retirement obligations related to various assets, including:
SDG&E and SoCalGas

▪	fuel and storage tanks

▪	natural gas transmission systems

▪	natural gas distribution systems

▪	hazardous waste storage facilities

▪	asbestos-containing construction materials
SDG&E

▪	decommissioning of nuclear power facilities

▪	electric distribution and transmission systems

▪	site restoration of a former power plant

▪	power generation plant (natural gas)
SoCalGas

▪	underground natural gas storage facilities and wells
Sempra South American Utilities

▪	electric distribution and transmission systems
Sempra Mexico

▪	power generation plant (natural gas) (classified as held for sale at December 31, 2016)

▪	natural gas distribution and transportation systems

▪	LNG terminal

▪	wind farm
Sempra Renewables

▪	certain power generation plants (solar and wind)
Sempra LNG & Midstream

▪	natural gas distribution systems (sold in September 2016)

▪	natural gas transportation systems

▪	underground natural gas storage facilities

The changes in asset retirement obligations are as follows:

CHANGES IN ASSET RETIREMENT OBLIGATIONS
(Dollars in millions)
	Sempra Energy Consolidated		SDG&E		SoCalGas
	2016	2015	2016	2015	2016	2015
Balance as of January 1(1)	$2,255	$2,190	$828	$873	$1,383	$1,276
Accretion expense	101	92	38	40	61	49
Liabilities incurred and acquired	35	1	—	—	—	—
Deconsolidation and reclassification(2)	(16)	—	—	—	—	—
Payments	(47)	(80)	(46)	(79)	—	—
Revisions(3)	225	52	10	(6)	215	58
Balance at December 31(1)	$2,553	$2,255	$830	$828	$1,659	$1,383

(1)	The current portions of the obligations are included in Other Current Liabilities on the Consolidated Balance Sheets.

(2)
Deconsolidated $12 million due to the September 2016 sale of EnergySouth and reclassified $4 million to Liabilities Held for Sale on the Sempra Energy Consolidated Balance Sheet at December 31, 2016, as we discuss in Note 3.

(3)
The revisions are primarily related to revised estimates of cash flows and, additionally in 2016, to changes in the cost of removal rates primarily for natural gas assets based on updated cost studies approved in the final decision in the 2016 General Rate Case. We discuss the 2016 General Rate Case in Note 14.

CONTINGENCIES
We accrue losses for the estimated impacts of various conditions, situations or circumstances involving uncertain outcomes. For loss contingencies, we accrue the loss if an event has occurred on or before the balance sheet date and:

▪	information available through the date we file our financial statements indicates it is probable that a loss has been incurred, given the likelihood of uncertain future events; and

▪	the amount of the loss can be reasonably estimated.
We do not accrue contingencies that might result in gains. We continuously assess contingencies for litigation claims, environmental remediation and other events.
LEGAL FEES
Legal fees that are associated with a past event for which a liability has been recorded are accrued when it is probable that fees also will be incurred and amounts are estimable.
COMPREHENSIVE INCOME
Comprehensive income includes all changes in the equity of a business enterprise (except those resulting from investments by owners and distributions to owners), including:

▪	foreign currency translation adjustments

▪	certain hedging activities

▪	changes in unamortized net actuarial gain or loss and prior service cost related to pension and other postretirement benefits plans

▪	unrealized gains or losses on available-for-sale securities
The Consolidated Statements of Comprehensive Income show the changes in the components of other comprehensive income (loss) (OCI), including the amounts attributable to noncontrolling interests. The following tables present the changes in AOCI by component and amounts reclassified out of AOCI to net income, excluding amounts attributable to noncontrolling interests, for the years ended December 31:

CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) BY COMPONENT(1)
(Dollars in millions)
	Foreign currency translation adjustments	Financial instruments	Pension and other postretirement benefits	Total accumulated other comprehensive income (loss)
Sempra Energy Consolidated:
Balance as of December 31, 2013	$(129)	$(26)	$(73)	$(228)

OCI before reclassifications	(193)	(70)	(26)	(289)
Amounts reclassified from AOCI	—	6	14	20
Net OCI	(193)	(64)	(12)	(269)
Balance as of December 31, 2014	(322)	(90)	(85)	(497)

OCI before reclassifications	(260)	(57)	(10)	(327)
Amounts reclassified from AOCI	—	10	8	18
Net OCI	(260)	(47)	(2)	(309)
Balance as of December 31, 2015	(582)	(137)	(87)	(806)

OCI before reclassifications	42	(7)	(15)	20
Amounts reclassified from AOCI(2)	13	19	6	38
Net OCI	55	12	(9)	58
Balance as of December 31, 2016	$(527)	$(125)	$(96)	$(748)
SDG&E:
Balance as of December 31, 2013			$(9)	$(9)

OCI before reclassifications			(5)	(5)
Amounts reclassified from AOCI			2	2
Net OCI			(3)	(3)
Balance as of December 31, 2014			(12)	(12)

OCI before reclassifications			3	3
Amounts reclassified from AOCI			1	1
Net OCI			4	4
Balance as of December 31, 2015			(8)	(8)

OCI before reclassifications			(1)	(1)
Amounts reclassified from AOCI			1	1
Net OCI			—	—
Balance as of December 31, 2016			$(8)	$(8)
SoCalGas:
Balance as of December 31, 2013		$(14)	$(4)	$(18)

OCI before reclassifications		—	(3)	(3)
Amounts reclassified from AOCI		—	3	3
Net OCI		—	—	—
Balance as of December 31, 2014		(14)	(4)	(18)

OCI before reclassifications		—	(1)	(1)
Net OCI		—	(1)	(1)
Balance as of December 31, 2015		(14)	(5)	(19)

OCI before reclassifications		—	(4)	(4)
Amounts reclassified from AOCI		1	—	1
Net OCI		1	(4)	(3)
Balance as of December 31, 2016		$(13)	$(9)	$(22)

(1)	All amounts are net of income tax, if subject to tax, and exclude noncontrolling interests.

(2)
Total AOCI includes $20 million associated with the sale of noncontrolling interests, discussed below in “Sale of Noncontrolling Interests – Sempra Mexico – Follow-On Offerings,” which does not impact the Consolidated Statement of Comprehensive Income.

RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
(Dollars in millions)
Details about accumulated other comprehensive income (loss) components	Amounts reclassified from accumulated other comprehensive income (loss)			Affected line item on Consolidated Statements of Operations
	Years ended December 31,
	2016	2015	2014
Sempra Energy Consolidated:
Financial instruments:
Interest rate and foreign exchange instruments	$17	$18	$21	Interest Expense
Interest rate instruments	—	—	(3)	Gain on Sale of Assets
Interest rate instruments	10	12	10	Equity Earnings, Before Income Tax
Interest rate and foreign exchange instruments	7	—	—	Remeasurement of Equity Method Investment
Interest rate and foreign exchange instruments	5	13	—	Equity Earnings, Net of Income Tax
Commodity contracts not subject to rate recovery	(6)	(14)	(8)	Revenues: Energy-Related Businesses
Total before income tax	33	29	20
	(6)	(4)	(3)	Income Tax Expense
Net of income tax	27	25	17
	(15)	(15)	(11)	Earnings Attributable to Noncontrolling Interests
	$12	$10	$6
Pension and other postretirement benefits:
Amortization of actuarial loss	$10	$14	$23	See note (1) below
Prior service credit	1	—	—
Total before income tax	11	14	23
	(5)	(6)	(9)	Income Tax Expense
Net of income tax	$6	$8	$14

Total reclassifications for the period, net of tax	$18	$18	$20
SDG&E:
Financial instruments:
Interest rate instruments	$12	$12	$11	Interest Expense
	(12)	(12)	(11)	Earnings Attributable to Noncontrolling Interest
	$—	$—	$—
Pension and other postretirement benefits:
Amortization of actuarial loss	$1	$1	$3	See note (1) below
	—	—	(1)	Income Tax Expense
Net of income tax	$1	$1	$2

Total reclassifications for the period, net of tax	$1	$1	$2
SoCalGas:
Financial instruments:
Interest rate instruments	$1	$1	$1	Interest Expense
	—	(1)	(1)	Income Tax Expense
Net of income tax	$1	$—	$—
Pension and other postretirement benefits:
Amortization of actuarial loss	$—	$—	$5	See note (1) below
	—	—	(2)	Income Tax Expense
Net of income tax	$—	$—	$3

Total reclassifications for the period, net of tax	$1	$—	$3

(1)	Amounts are included in the computation of net periodic benefit cost (see “Net Periodic Benefit Cost” in Note 7).
NONCONTROLLING INTERESTS
Ownership interests that are held by owners other than Sempra Energy and SDG&E in subsidiaries or entities consolidated by them are accounted for and reported as noncontrolling interests. Noncontrolling interests are reported as a separate component of equity on the Consolidated Balance Sheets. Earnings/losses attributable to the noncontrolling interests are separately identified on the Consolidated Statements of Operations, and net income/loss and comprehensive income/loss attributable to noncontrolling interests are separately identified on the Consolidated Statements of Comprehensive Income (Loss) and Consolidated Statements of Changes in Equity.
Sale of Noncontrolling Interests
Sempra Mexico – Follow-On Offerings
On October 13, 2016, IEnova priced a private follow-on offering of its common stock (which trades under the symbol IENOVA on the Mexican Stock Exchange) in the U.S. and outside of Mexico (the International Offering) and a concurrent public common stock offering in Mexico (the Mexican Offering) at 80.00 Mexican pesos per share. The initial purchasers in the International Offering and the underwriters in the Mexican Offering were granted a 30-day option to purchase additional common shares at the global offering price, less the underwriting discount, to cover overallotments. These options were exercised on October 17, 2016. Sempra Energy also participated in the Mexican Offering by purchasing 83,125,000 shares of common stock for approximately $351 million. After the offerings, including the issuance of shares pursuant to the exercise of the overallotment options, the aggregate shares of common stock sold in the offerings totaled 380,000,000.
The net proceeds of the offerings were approximately $1.57 billion in U.S. dollars or 29.86 billion Mexican pesos. IEnova used the net proceeds of the offerings to repay debt financing, including the $1.15 billion bridge loan from Sempra Global that was used to finance the GdC acquisition, $100 million in loans from its parent and $250 million of funding from its revolving credit facility. Additionally, $50 million of net proceeds was used to partially fund the Ventika acquisition. Remaining proceeds were used to fund capital expenditures and for general corporate purposes. We discuss these acquisitions in Note 3.
All U.S. dollar equivalents presented here are based on an exchange rate of 18.96 Mexican pesos to 1.00 U.S. dollar as of October 13, 2016, the pricing date for the offerings. Net proceeds are after reduction for underwriting discounts and commissions and offering expenses. Upon completion of the offerings on October 19, 2016 (including the issuance of shares pursuant to the exercise of the overallotment options), Sempra Energy’s beneficial ownership of IEnova decreased from approximately 81.1 percent to 66.4 percent, which did not result in a change in control. When there are changes in noncontrolling interests of a subsidiary that do not result in a change of control, any difference between carrying value and fair value related to the change in ownership is recorded as an adjustment to shareholders’ equity. As a result of the offerings, we recorded an increase in Sempra Energy’s shareholders’ equity of $281 million, net of $351 million for our participation in the Mexican Offering, and a $948 million increase in Other Noncontrolling Interests for the sale of IEnova shares to third parties.
The International Offering was exempt from registration under the U.S. Securities Act of 1933, as amended (the Securities Act), and shares in the International Offering were offered and sold only to qualified institutional buyers pursuant to Rule 144A under the Securities Act and to persons outside of the United States, in accordance with Regulation S under the Securities Act. The shares were not registered under the Securities Act or any state securities laws, and may not be offered or sold in the United States absent registration or an applicable exemption from the registration requirements of the Securities Act and applicable securities laws.
Sempra Renewables – Tax Equity Arrangements
In December 2016, Sempra Renewables closed a transaction with a financial institution to form a portfolio tax equity limited liability company that includes certain Sempra Renewables solar power generation projects. Also in December 2016, Sempra Renewables closed another transaction with two financial institutions to form a tax equity limited liability company involving a Sempra Renewables wind power generation project. Sempra Renewables received cash proceeds of $472 million, net of offering costs, for the sale of noncontrolling interests relating to these transactions. Sempra Renewables consolidates the entities and reports noncontrolling interests representing the financial institutions’ respective membership interests in the tax equity arrangements.
The financial institutions that are noncontrolling, tax equity investors are allocated earnings, tax attributes and cash flows in accordance with the respective limited liability company agreements. Sempra Renewables has determined that these tax equity arrangements represent substantive profit-sharing arrangements. Sempra Renewables has further determined that the appropriate method for attributing income and loss to the noncontrolling interests each period is a balance sheet approach referred to as the hypothetical liquidation at book value (HLBV) method. Under the HLBV method, the amounts of income and loss attributable to the noncontrolling interests in Sempra Energy’s Consolidated Statements of Operations reflect changes in the amounts the members would hypothetically receive at each balance sheet date under the liquidation provisions of the respective limited liability company agreements, assuming the net assets of these entities were liquidated at recorded amounts, after taking into account any capital transactions, such as contributions or distributions, between the entities and the members.
Purchase of Noncontrolling Interests
In December 2014, we purchased 18,625,594 Luz del Sur shares for $74 million, increasing Sempra South American Utilities’ ownership from 79.8 percent to 83.6 percent.
Preferred Stock
The preferred stock at SoCalGas is presented at Sempra Energy as a noncontrolling interest at December 31, 2016 and 2015. Sempra Energy records charges against income related to noncontrolling interests for preferred stock dividends declared by SoCalGas. We provide additional information regarding preferred stock in Note 11.
Other Noncontrolling Interests
At December 31, 2016 and 2015, we reported the following noncontrolling ownership interests held by others (not including preferred shareholders) recorded in Other Noncontrolling Interests in Total Equity on Sempra Energy’s Consolidated Balance Sheets:

OTHER NONCONTROLLING INTERESTS
(Dollars in millions)
	Percent ownership held by others		Equity held by noncontrolling interests
	December 31,		December 31,
	2016	2015	2016	2015
SDG&E:
Otay Mesa VIE	100%	100%	$37	$53
Sempra South American Utilities:
Chilquinta Energía subsidiaries(1)	23.1 - 43.4	23.5 - 43.4	22	21
Luz del Sur	16.4	16.4	173	164
Tecsur	9.8	9.8	4	4
Sempra Mexico:
IEnova, S.A.B. de C.V.	33.6	18.9	1,524	468
Sempra Renewables:
Tax equity arrangement – wind(2)	NA	—	92	—
Tax equity arrangement – solar(2)	NA	—	376	—
Sempra LNG & Midstream:
Bay Gas Storage Company, Ltd.	9.1	9.1	27	25
Liberty Gas Storage, LLC	23.3	23.2	14	14
Southern Gas Transmission Company	49.0	49.0	1	1
Total Sempra Energy			$2,270	$750

(1)	Chilquinta Energía has four subsidiaries with noncontrolling interests held by others. Percentage range reflects the highest and lowest ownership percentages among these subsidiaries.

(2)	Net income or loss attributable to the noncontrolling interests is computed using the HLBV method and is not based on ownership percentages.
REVENUES
California Utilities
Our California Utilities generate revenues primarily from deliveries to their customers of electricity by SDG&E and natural gas by both SoCalGas and SDG&E and from related services. We record these revenues following the accrual method and recognize them upon delivery and performance. As described below, recorded revenues include those authorized by the CPUC to support our operations (“decoupled revenue”), as well as commodity costs that are passed through to core gas customers and electric customers:

▪
Decoupled revenue – The regulatory framework permits the California Utilities to recover authorized revenue based on estimated annual demand forecasts approved in regular proceedings before the CPUC. Any difference between actual demand and the annual demand approved in the proceedings is recovered or refunded in authorized revenue in the subsequent year. This design, commonly known as “decoupling,” is intended to minimize any impact on earnings due to variability in volumetric demand for electricity and natural gas.

▪
Commodity costs – The regulatory framework authorizes the California Utilities to recover the actual cost of natural gas procured and delivered to its core customers in rates substantially as incurred. Actual electricity procurement costs are recovered as power is delivered, or to the extent actual amounts vary from forecasts, generally recovered or refunded within the subsequent year. The California Utilities may also record revenue from CPUC-approved incentive awards, some of which require approval by the CPUC prior to being recognized. SDG&E bids and self-schedules its generation into the California Independent System Operator (ISO) energy market on a day-ahead and real-time basis and self-schedules power to serve the demand of its customers. Generally, SDG&E is a net purchaser of power. The California ISO settles SDG&E costs and revenues on an hourly and real-time net basis.

On a monthly basis, SoCalGas accrues natural gas storage contract revenues, which consist of storage reservation and variable charges based on negotiated agreements with terms of up to 15 years.
Sempra South American Utilities
Our electric distribution utilities in South America, Chilquinta Energía and Luz del Sur, serve primarily regulated customers, and their revenues are based on tariffs that are set by the National Energy Commission (Comisión Nacional de Energía, or CNE) in Chile and the Energy and Mining Investment Supervisory Body (Organismo Supervisor de la Inversión en Energía y Minería, or OSINERGMIN) in Peru.
The tariffs charged are based on an efficient model distribution company defined by Chilean law in the case of Chilquinta Energía, and OSINERGMIN in the case of Luz del Sur. The tariffs include operation and maintenance costs, an internal rate of return on the new replacement value of depreciable assets, charges for the use of transmission systems, and a component for the value added by the distributor. Tariffs are designed to provide for a pass-through to customers of the main noncontrollable cost items (mainly power purchases and transmission charges), recovery of reasonable operating and administrative costs, incentives to reduce costs and make needed capital investments and a regulated rate of return on the distributor’s regulated asset base.
Sempra Infrastructure
Our natural gas utilities outside of California apply U.S. GAAP for revenue recognition consistent with the California Utilities, namely Ecogas, our natural gas utility in Mexico, and Mobile Gas and Willmut Gas, our natural gas utilities in Alabama and Mississippi, respectively, that were sold in September 2016.
The table below shows the total utilities revenues in Sempra Energy’s Consolidated Statements of Operations for each of the last three years. The revenues include amounts for services rendered but unbilled (approximately one-half month’s deliveries) at the end of each year.

TOTAL UTILITIES REVENUES AT SEMPRA ENERGY CONSOLIDATED(1)
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
Electric revenues	$5,211	$5,158	$5,209
Natural gas revenues	4,050	4,096	4,549
Total	$9,261	$9,254	$9,758

(1)	Excludes intercompany revenues.

We provide additional information concerning utility revenue recognition in “Effects of Regulation” above.
Energy-Related Businesses
Sempra South American Utilities
Sempra South American Utilities generates revenues from energy-services companies that provide electric construction services and recognizes these revenues when services are provided in accordance with contractual agreements. The energy-services company in Chile also generates revenue from selling electricity to non-regulated customers.
Sempra Mexico
Sempra Mexico recognizes revenues from:

▪	pipeline transportation and storage of natural gas, liquid petroleum gas and ethane as capacity is provided;

▪	sale of natural gas as deliveries are made;

▪	an LNG regasification terminal that generates revenues from reservation and usage fees under terminal capacity agreements and nitrogen injection service agreements as capacity is provided;

▪	wind power generation facilities that generate revenues from selling electricity as the power is delivered at the interconnection point; and

▪
a natural gas-fired power plant that generates revenues from selling electricity and/or capacity to the California ISO and to governmental, public utility and wholesale power marketing entities as the power is delivered at the interconnection point. In February 2016, management approved a plan to market and sell Termoeléctrica de Mexicali (TdM). As a result, we classified it as held for sale. We discuss TdM further in Note 3.

Sempra Mexico reports revenue net of value added taxes in Mexico. Sempra Mexico’s revenues also include net realized gains and losses on settlements of energy derivatives and net unrealized gains and losses from the change in fair values of energy derivatives.
Sempra Renewables
For consolidated entities, Sempra Renewables generates revenues from the sale of solar and wind power pursuant to power purchase agreements, and recognizes these revenues when the power is delivered. It also generates revenues for managing certain of its solar and wind project joint ventures.
Sempra LNG & Midstream
Sempra LNG & Midstream records revenues from contractual counterparty obligations for non-delivery of LNG cargoes, as well as revenues from the sale of LNG and natural gas as deliveries are made to counterparties. Sempra LNG & Midstream also recognizes revenues from natural gas storage and transportation operations when services are provided in accordance with contractual agreements for the storage and transportation services. Sempra LNG & Midstream revenues also include net realized gains and losses on settlements of energy derivatives and net unrealized gains and losses from the change in fair values of energy derivatives. Prior to April 2015, Sempra LNG & Midstream generated revenues from selling electricity and/or capacity from its Mesquite Power facility (see Note 3) to the California ISO and to governmental, public utility and wholesale power marketing entities. Sempra LNG & Midstream recognized these revenues as the electricity was delivered and capacity was provided. Related to its LNG terminal, prior to October 1, 2014, the effective date of Cameron LNG JV, Sempra LNG & Midstream recognized revenues from reservation and usage fees. We discuss the deconsolidation of Cameron LNG, LLC and related assets further in Note 3.
OTHER COST OF SALES
Other Cost of Sales primarily includes

▪	pipeline capacity costs, and pipeline transportation and natural gas marketing costs at Sempra LNG & Midstream;

▪	electric construction services costs at Sempra South American Utilities’ energy-services companies; and

▪	energy management service fees and costs associated with construction at Sempra Mexico.
OPERATION AND MAINTENANCE EXPENSES
Operation and Maintenance includes operating and maintenance costs, and general and administrative costs, consisting primarily of personnel costs, purchased materials and services, litigation expense and rent.
FOREIGN CURRENCY TRANSLATION
Our operations in South America and our natural gas distribution utility in Mexico use their local currency as their functional currency. The assets and liabilities of their foreign operations are translated into U.S. dollars at current exchange rates at the end of the reporting period, and revenues and expenses are translated at average exchange rates for the year. The resulting noncash translation adjustments do not enter into the calculation of earnings or retained earnings (unless the operation is being discontinued), but are reflected in Other Comprehensive Income (Loss) and in Accumulated Other Comprehensive Income (Loss).
Cash flows of these consolidated foreign subsidiaries are translated into U.S. dollars using average exchange rates for the period. We report the effect of exchange rate changes on cash balances held in foreign currencies in “Effect of Exchange Rate Changes on Cash and Cash Equivalents” on the Sempra Energy Consolidated Statements of Cash Flows.
Currency transaction losses in a currency other than the entity’s functional currency were $1 million, $7 million and $15 million for the years ended December 31, 2016, 2015 and 2014, respectively, and are included in Other Income, Net, on the Sempra Energy Consolidated Statements of Operations.
TRANSACTIONS WITH AFFILIATES
Amounts due from and to unconsolidated affiliates at Sempra Energy Consolidated, SDG&E and SoCalGas are as follows:

AMOUNTS DUE FROM (TO) UNCONSOLIDATED AFFILIATES
(Dollars in millions)
	December 31,
	2016	2015
Sempra Energy Consolidated:
Total due from various unconsolidated affiliates – current	$26	$6

Sempra South American Utilities(1):
Eletrans S.A. and Eletrans II S.A. – 4% Note(2)	$96	$72
Other related party receivables	1	—
Sempra Mexico(1):
Affiliate of joint venture with Ductos y Energéticos del Norte:
Note due November 14, 2018(3)	2	3
Note due November 14, 2018(3)	44	42
Note due November 14, 2018(3)	35	34
Note due November 14, 2018(3)	9	8
Energía Sierra Juárez – Note due June 15, 2018(4)	14	24
Sempra LNG & Midstream – Cameron LNG JV	—	3
Total due from unconsolidated affiliates – noncurrent	$201	$186

Total due to various unconsolidated affiliates – current	$(11)	$(14)
SDG&E:
Sempra Energy(5)	$3	$—
Various affiliates	1	1
Total due from various unconsolidated affiliates – current	$4	$1

Sempra Energy	$—	$(34)
SoCalGas	(8)	(13)
Various affiliates	(7)	(8)
Total due to unconsolidated affiliates – current	$(15)	$(55)

Income taxes due from Sempra Energy(6)	$159	$28
SoCalGas:
Sempra Energy(7)	$—	$35
SDG&E	8	13
Total due from unconsolidated affiliates – current	$8	$48

Sempra Energy	$(28)	$—
Total due to unconsolidated affiliates – current	$(28)	$—

Income taxes due from Sempra Energy(6)	$5	$1

(1)	Amounts include principal balances plus accumulated interest outstanding.

(2)
U.S. dollar-denominated loan, at a fixed interest rate with no stated maturity date, to provide project financing for the construction of transmission lines at Eletrans S.A. and Eletrans II S.A. (collectively, Eletrans), which is a joint venture of Chilquinta Energía.

(3)	U.S. dollar-denominated loan, at a variable interest rate based on the 30-day LIBOR plus 450 basis points (5.27 percent at December 31, 2016), to finance the Los Ramones Norte pipeline project.

(4)
U.S. dollar-denominated loan, at a variable interest rate based on the 30-day LIBOR plus 637.5 basis points (7.15 percent at December 31, 2016), to finance the first phase of the Energía Sierra Juárez wind project, which is a joint venture of IEnova.

(5)	At December 31, 2016, net receivable included outstanding advances to Sempra Energy of $31 million at an interest rate of 0.68%.

(6)
SDG&E and SoCalGas are included in the consolidated income tax return of Sempra Energy and are allocated income tax expense from Sempra Energy in an amount equal to that which would result from each company having always filed a separate return.

(7)	At December 31, 2015, net receivable included outstanding advances to Sempra Energy of $50 million at an interest rate of 0.11%.

Revenues and cost of sales from unconsolidated affiliates are as follows:

REVENUES AND COST OF SALES FROM UNCONSOLIDATED AFFILIATES
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
Revenues:
Sempra Energy Consolidated	$25	$26	$13
SDG&E	7	10	13
SoCalGas	76	75	69
Cost of Sales:
Sempra Energy Consolidated	$72	$107	$78
SDG&E	64	49	17

California Utilities
Sempra Energy, SDG&E and SoCalGas provide certain services to each other and are charged an allocable share of the cost of such services. Also, from time-to-time, SDG&E and SoCalGas may make short-term advances of surplus cash to Sempra Energy at interest rates based on the federal funds rate plus a margin of 13 to 20 basis points, depending on the loan balance.
SoCalGas provides natural gas transportation and storage services for SDG&E and charges SDG&E for such services monthly. SoCalGas records revenues and SDG&E records a corresponding amount to cost of sales.
SDG&E and SoCalGas charge one another, as well as other Sempra Energy affiliates, for shared asset depreciation. SoCalGas and SDG&E record revenues and the affiliates record corresponding amounts to operation and maintenance expense.
The natural gas supply for SDG&E’s and SoCalGas’ core natural gas customers is purchased by SoCalGas as a combined procurement portfolio managed by SoCalGas. Core customers are primarily residential and small commercial and industrial customers. This core gas procurement function is considered a shared service, therefore revenues and costs related to SDG&E are not included in SoCalGas’ Statements of Operations.
SDG&E has a 20-year contract for up to 155 MW of renewable power supplied from the Energía Sierra Juárez wind power generation facility. Energía Sierra Juárez is a 50-percent owned and unconsolidated joint venture of Sempra Mexico that commenced operations in June 2015.
Sempra Renewables
Sempra Renewables, through its wholly owned subsidiary, Sempra Global Services, Inc. (SGS), provides project administration and operating and maintenance services to certain of its renewable energy unconsolidated joint ventures.
Sempra LNG & Midstream
Sempra LNG & Midstream provides project administration and operating and maintenance services to Cameron LNG JV, as well as providing personnel on an employee leasing basis.
Sempra LNG & Midstream has an agreement with Rockies Express Pipeline LLC (Rockies Express) for capacity on the Rockies Express pipeline (REX). In the second quarter of 2016, Sempra LNG & Midstream permanently released certain pipeline capacity with Rockies Express and others, as we discuss in Note 15.
Guarantees
Sempra Energy has provided guarantees to certain of its solar and wind farm joint ventures and entered into guarantees related to the financing of the Cameron LNG JV project, as we discuss in Note 4.
RESTRICTED NET ASSETS
Sempra Energy Consolidated
As we discuss below, the California Utilities have restrictions on the amount of funds that can be transferred to Sempra Energy by dividend, advance or loan as a result of conditions imposed by various regulators. Additionally, certain other Sempra Energy subsidiaries are subject to various financial and other covenants and other restrictions contained in debt and credit agreements (described in Note 5) and in other agreements that limit the amount of funds that can be transferred to Sempra Energy. At December 31, 2016, Sempra Energy was in compliance with all covenants related to its debt agreements.
At December 31, 2016, the amount of restricted net assets of consolidated entities of Sempra Energy, including the California Utilities discussed below, that may not be distributed to Sempra Energy in the form of a loan or dividend is $8.6 billion. Additionally, the amount of restricted net assets of our unconsolidated entities is $5.9 billion. Although the restrictions cap the amount of funding that the various operating subsidiaries can provide to Sempra Energy, we do not believe these restrictions will have a significant impact on our ability to access cash to pay dividends and fund operating needs.
As we discuss in Note 4, $44 million of Sempra Energy’s consolidated retained earnings balance represents undistributed earnings of equity method investments at December 31, 2016.
Sempra Utilities
The CPUC’s regulation of the California Utilities’ capital structures limits the amounts available for dividends and loans to Sempra Energy. At December 31, 2016, Sempra Energy could have received combined loans and dividends of approximately $579 million, funded by long-term debt issuance, from SDG&E and approximately $340 million from SoCalGas.
The payment and amount of future dividends by SDG&E and SoCalGas are at the discretion of their respective boards of directors. The following restrictions limit the amount of retained earnings that may be paid as common stock dividends or loaned to Sempra Energy from either utility:

▪
The CPUC requires that SDG&E’s and SoCalGas’ common equity ratios be no lower than one percentage point below the CPUC-authorized percentage of each entity’s authorized capital structure. The authorized percentage at December 31, 2016 is 52 percent at both SDG&E and SoCalGas.

▪	The FERC requires SDG&E to maintain a common equity ratio of 30 percent or above.

▪
The California Utilities have a combined revolving credit line that requires each utility to maintain a ratio of consolidated indebtedness to consolidated capitalization (as defined in the agreement) of no more than 65 percent, as we discuss in Note 5.

Based on these restrictions, at December 31, 2016, SDG&E’s restricted net assets were $5.1 billion and SoCalGas’ restricted net assets were $3.2 billion, which could not be transferred to Sempra Energy.
At Sempra South American Utilities, Peru requires domestic corporations to maintain minimum legal reserves as a percentage of capital stock, resulting in restricted net assets of $35 million at Luz del Sur at December 31, 2016.
Sempra Infrastructure
Significant restrictions of Sempra Infrastructure subsidiaries include

▪
Mexico requires domestic corporations to maintain minimum legal reserves as a percentage of capital stock, resulting in restricted net assets of $152 million at Sempra Energy’s consolidated Mexican subsidiaries at December 31, 2016.

▪
Wholly owned GdC has a long-term debt agreement (see Note 5) that requires it to maintain a reserve account to pay the projects’ debt. Under this restriction, net assets totaling $14 million are restricted at December 31, 2016.

▪
Wholly owned Ventika has long-term debt agreements (see Note 5) that require it to maintain reserve accounts to pay the projects’ debt. The debt agreements may limit the project companies’ ability to incur liens, incur additional indebtedness, make investments, pay cash dividends and undertake certain additional actions. Under these restrictions, net assets totaling $38 million are restricted at December 31, 2016.

▪
Energía Sierra Juárez, a 50-percent owned and unconsolidated joint venture of Sempra Mexico (see Notes 3 and 4), has long-term debt agreements that require the establishment and funding of project and reserve accounts to which the proceeds of loans, letter of credit draws, project revenues and other amounts are deposited and applied in accordance with the debt agreements. The long-term debt agreements also limit the joint venture’s ability to incur liens, incur additional indebtedness, make acquisitions and undertake certain actions. Under these restrictions, net assets totaling $10 million are restricted as of December 31, 2016.

▪
Ductos y Energéticos del Norte, S. de R.L. de C.V. (DEN), a 50-percent owned and unconsolidated joint venture of Sempra Mexico (see Notes 3 and 4), has a 50-percent owned and unconsolidated joint venture with a long-term debt agreement that requires it to maintain a reserve account to pay projects’ debt. Under these restrictions, net assets totaling $130 million are restricted at December 31, 2016.

▪
Wholly owned solar project has a long-term debt agreement that requires the establishment and funding of project accounts to which the proceeds of loans, project revenues and other amounts are deposited and applied in accordance with the debt agreement. This long-term debt agreement also limits the solar project’s ability to incur liens, incur additional indebtedness, make acquisitions and undertake certain actions, while also requiring maintenance of certain debt ratios. Under these restrictions, net assets totaling $9 million are restricted at December 31, 2016.

▪
Tax equity limited liability companies at Sempra Renewables are required to maintain completion reserve depository accounts to be used to pay for trailing construction costs that become due subsequent to the tax equity transaction closing. At December 31, 2016, as a result of these requirements, there were total restricted net assets at these tax equity limited liability companies of approximately $78 million.

▪
50- and 25-percent owned and unconsolidated joint ventures at Sempra Renewables have debt agreements that require each joint venture to maintain reserve accounts in order to pay the projects’ debt service and operation and maintenance requirements. We discuss Sempra Energy guarantees associated with these requirements in Note 4. At December 31, 2016, as a result of these requirements, there were total restricted net assets at these joint ventures of approximately $265 million.

▪
91-percent owned Bay Gas has long-term debt instruments containing restrictions relating to the payment of dividends and other distributions if Bay Gas does not maintain a specified debt service coverage ratio. Bay Gas had no restricted net assets at December 31, 2016.

▪
Sempra LNG & Midstream has an equity method investment in Cameron LNG JV, which has debt agreements that require the establishment and funding of project accounts to which the proceeds of loans, project revenues and other amounts are deposited and applied in accordance with the debt agreements. The debt agreements require the joint venture to maintain reserve accounts in order to pay the project debt service, and also contain restrictions related to the payment of dividends and other distributions to the members of the joint venture. We discuss Sempra Energy guarantees associated with Cameron LNG JV’s debt agreements in Note 4. Under these restrictions, net assets of Cameron LNG JV of approximately $5.5 billion are restricted at December 31, 2016.

OTHER INCOME, NET
Other Income, Net on the Consolidated Statements of Operations consists of the following:

OTHER INCOME, NET
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
Sempra Energy Consolidated:
Allowance for equity funds used during construction	$116	$107	$106
Investment gains(1)	23	3	27
Losses on interest rate and foreign exchange instruments, net	(32)	(4)	(15)
Foreign currency transaction losses	(1)	(7)	(15)
Sale of other investments	5	11	2
Electrical infrastructure relocation income(2)	10	7	21
Regulatory interest, net(3)	4	3	6
Sundry, net	7	6	5
Total	$132	$126	$137
SDG&E:
Allowance for equity funds used during construction	$46	$37	$37
Regulatory interest, net(3)	3	3	6
Sundry, net	1	(4)	(3)
Total	$50	$36	$40
SoCalGas:
Allowance for equity funds used during construction	$40	$36	$26
Regulatory interest, net(3)	1	—	—
Sundry, net	(9)	(6)	(6)
Total	$32	$30	$20

(1)
Represents investment gains on dedicated assets in support of our executive retirement and deferred compensation plans. These amounts are partially offset by corresponding changes in compensation expense related to the plans, recorded in Operation and Maintenance on the Consolidated Statements of Operations.

(2)	Income at Luz del Sur associated with the relocation of electrical infrastructure.

(3)	Interest on regulatory balancing accounts.